Income Taxes - Schedule of Movement of Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Movement of valuation allowance
Balance at the beginning of the year	¥ 1,332,721	$ 209,133	¥ 1,246,296	¥ 1,207,426
Additions	29,089	4,565	396,582	143,227
Written-off for expiration of net operating losses	(414,409)	(65,030)	(304,939)	(98,818)
Utilization of previously unrecognized tax losses and deductible advertising expenses	(7,780)	(1,221)	(5,218)	(5,539)
Balance at the end of the year	¥ 939,621	$ 147,447	¥ 1,332,721	¥ 1,246,296